Relocation - Additional Information (Detail) (Employee Relocation [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013
Employee Relocation [Member]
Restructuring Cost and Reserve [Line Items]
Expenses incurred during fiscal years	$ 8.6	$ 2.7